Note 16 - Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	May 21, 2015	Feb. 17, 2015	Dec. 23, 2008	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 28, 2018	Jun. 30, 2018
Preferred Stock, Shares Authorized (in shares)				500,000	500,000			500,000
Preferred Stock, Shares Issued, Total (in shares)			26,000	0	0
Preferred Stock, Dividend Rate, Per-Dollar-Amount (in dollars per share)			$ 1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)			833,333
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 4.68		$ 4.68
Proceeds from Issuance of Warrants	$ 5,700
Stock Issued During Period, Shares, Warrant Exercised (in shares)						319,651
Payments for Repurchase of Warrants				$ 0	$ 0	$ 6,453
Dividends, Common Stock, Cash				$ 0	$ 0	$ 0
New Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount							$ 6,000
Stock Repurchased During Period, Shares (in shares)				87,249	0	0
Stock Repurchased During Period, Value				$ 1,500
Preferred Stock [Member]
Stock Redeemed or Called During Period, Shares (in shares)		10,000